Summary of Hedging Instruments by Term to Maturity (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 638,996	$ 592,440
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Carrying Value Of Foreign Currency Deposit Liabilities Designated As Nonderivative Hedging Instruments	67,200	30,500
Multiple derivatives including interest rate swaps [member] | Cross-currency interest rate swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 178,300	$ 153,600